Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 30, 2014
Entity Registrant Name	dei_EntityRegistrantName	HEARTLAND GROUP INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000809586
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2014
Prospectus Date	rr_ProspectusDate	Oct. 31, 2014
HEARTLAND MID CAP VALUE FUND (Prospectus Summary) | HEARTLAND MID CAP VALUE FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRMDX
HEARTLAND MID CAP VALUE FUND (Prospectus Summary) | HEARTLAND MID CAP VALUE FUND | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNMDX